Shareholder Report, Line Graph (Details) LMZ0700_Franklin Multi-Asset Variable Conservative Growth Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 18,619	$ 16,655	$ 14,530	$ 16,929	$ 15,188	$ 13,687	$ 11,662	$ 12,199	$ 10,743	$ 10,000	$ 20,994
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Composite Benchmark
Accumulated Value	18,387	16,779	14,648	17,299	15,777	13,875	11,682	12,162	10,846	10,000	$ 20,828
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	$ 33,255	$ 26,708	$ 21,108	$ 26,101	$ 20,640	$ 17,063	$ 12,983	$ 13,636	$ 11,205	$ 10,000	$ 39,030